Segment Information and Sales to Significant Customers - Summary of Revenue by Nature of Activities (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,087,309	$ 1,066,254	$ 1,048,734	$ 1,086,343	$ 1,052,948	$ 1,026,201	$ 1,047,933	$ 1,041,957	$ 4,288,640	$ 4,169,039	$ 4,086,669
Managed services arrangements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,546,330	2,398,691	2,246,279
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 1,742,310	$ 1,770,348	$ 1,840,390